Investments in Affiliates Accounted for Using the Equity Method (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2000
Investments in Affiliates Accounted for Using the Equity Method
Investments in affiliates, accounted for using the equity method (note 4)	$ 98,890	$ 94,564	$ 112,961
MLBAM
Investments in Affiliates Accounted for Using the Equity Method
Percentage ownership	3.30%	3.33%		3.33%
Investments in affiliates, accounted for using the equity method (note 4)	$ 50,453	$ 45,102	58,613
BELP
Investments in Affiliates Accounted for Using the Equity Method
Percentage ownership	3.30%	3.30%
Investments in affiliates, accounted for using the equity method (note 4)	$ 33,935	$ 33,224	35,502
Other Affiliate
Investments in Affiliates Accounted for Using the Equity Method
Percentage ownership	50.00%	50.00%
Investments in affiliates, accounted for using the equity method (note 4)	$ 14,502	$ 16,238	$ 18,846